Debt (Details) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 19, 2023	Apr. 18, 2023	Dec. 16, 2020	Dec. 31, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt instruments
Outstanding principal					$ 1,416,463		$ 1,416,463		$ 0	$ 9,856,153
Loss on extinguishment of debt							(393,791)			421,584
Convertible debt fair value					2,916,463		2,916,463
Change in fair value of convertible debt					72,463		(387,537)
Convertible Debt
Debt instruments
Debt instrument, face amount				$ 20,000,000	3,000,000		3,000,000
Number of tranches				three
Interest rate percentage				8.47%
Interest-only period				2 years
Outstanding principal periodic payment				$ 1,000,000
Unused line of credit fee, as a percent			1.00%	1.00%
Interest expense					64,047	$ 213,490	338,568	$ 633,510	847,000	894,808
Interest paid					63,351	$ 211,170	488,011	$ 643,921	$ 857,411	$ 668,715
Conversion price (in Dollars per share)									$ 61.50
Loss on extinguishment of debt							(394,000)
Convertible debt fair value	$ 3,304,000				2,916,463		2,916,463
Change in fair value of convertible debt					$ (72,463)		$ (387,537)
Convertible Debt | Maximum
Debt instruments
Debt instrument, face amount				$ 20,000,000
Convertible Debt | First Tranche [Member]
Debt instruments
Convertible note				10,000,000
Convertible Debt | Second Tranche [Member]
Debt instruments
Convertible note				5,000,000
Convertible Debt | Third Tranche [Member]
Debt instruments
Convertible note				$ 5,000,000
Convertible Debt | Pontifax
Debt instruments
Outstanding principal periodic payment	750,000	$ 1,000,000
Amount repaid	5,000,000
Outstanding principal	$ 3,000,000
Shares of common stock issuable upon conversion	588,599
Convertible Debt | Pontifax | First 588,599 shares of common stock issuable upon conversion
Debt instruments
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice	90.00%
Reduction in conversion price	$ 1.70